Organization and Principal Activities (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	$ 35,232,786	$ 27,901,723
Total liabilities of VIE	6,534,203	2,028,896
Cash [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	1,146,546	343,990
Accounts receivable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	418,875	722,598
Accounts receivable - related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	377,821	284,986
Inventories (current and long-term) [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	11,334,233	10,373,398
Prepaid expenses and other assets [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	2,388
Prepaid rent - related party [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	33,213	57,870
Property and equipment, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	966,148	790,563
Land use rights and yew forest assets, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	20,953,562	15,328,318
Accounts payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE		990
Accrued expenses and other payables [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	16,294	79,981
Taxes payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	9,924	6,305
Due to VIE holding companies [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	1,703,324	1,939,720
Due to related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	$ 4,804,661	$ 1,900